Debt (Details Narrative) (10K)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2015	Dec. 17, 2015 USD ($)	Apr. 16, 2014 USD ($)
Debt Instrument [Line Items]
Amount of Term loan			$ 230,227
LendingClub Corp [Member]
Debt Instrument [Line Items]
Debt issuance costs	$ 1,300,000
LendingClub Corp [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Credit agreement issuance date	Apr. 16, 2014
Amount of Term loan						$ 50,000,000
Loan outstanding		245 days
Interest expense including debt issuance cost		$ 2,300,000
Term loan, weighted average interest rate		2.59%
Revolving Credit Facility [Member] | LendingClub Corp [Member]
Debt Instrument [Line Items]
Current borrowing capacity					$ 120,000,000
Maximum rolling annual total net leverage ratio allowed	4.00
Actual leverage ratio	0.00			0.00
Revolving Credit Facility [Member] | LendingClub Corp [Member] | June 30, 2018 [Member]
Debt Instrument [Line Items]
Maximum rolling annual total net leverage ratio allowed	3.00
Revolving Credit Facility [Member] | LendingClub Corp [Member] | Minimum [Member]
Debt Instrument [Line Items]
Commitment fee	0.25%
Revolving Credit Facility [Member] | LendingClub Corp [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread	1.75%
Revolving Credit Facility [Member] | LendingClub Corp [Member] | Maximum [Member]
Debt Instrument [Line Items]
Commitment fee	0.375%
Revolving Credit Facility [Member] | LendingClub Corp [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread	2.00%